Other Expense - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Other Liabilities Disclosure [Abstract]
Freight tax provision	$ (2,050)	$ (1,864)	$ (10,014)	$ (6,296)
Foreign exchange gain	1,251	81	6,025	151
Other income	0	15	49	227
Total	$ (799)	$ (1,768)	$ (3,940)	$ (5,918)